Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable

As at	December 31, 2024	December 31, 2023
Trade receivables	24,548	20,849
Other receivables	3,570	6,210
	28,118	27,059